Summary of Significant Accounting Policies - Schedule of Depreciation Rate and Estimated Residual Value (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026
Office Equipment [Member]
Schedule of Depreciation Rate and Estimated Residual Value [Line Items]
Property, plant and equipment useful life	3 years	3 years
Property, plant and equipment residual value
Land Improvements [Member]
Schedule of Depreciation Rate and Estimated Residual Value [Line Items]
Property, plant and equipment useful life		3 years
Property, plant and equipment residual value